TAXATION - Reconciliation of income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
TAXATION
Profit before income tax consolidation	Rp 39,158	$ 2,432	Rp 40,855	Rp 36,430
Less: consolidated income subject to final tax - net	(7,598)		(11,010)	(5,807)
Net	31,560		29,845	30,623
Income tax expense calculated at the Company's applicable statutory tax rate	5,996		5,671	5,818
Difference in applicable statutory tax rate for subsidiaries	798		626	699
Non-deductible expenses	1,239		2,183	1,994
Final income tax expense	107		67	36
Deferred tax adjustment rate	(4)		(203)	(508)
Unrecognized deferred tax	8		177	(61)
Others	289		266	732
Net income tax expense	Rp 8,433	$ 523	Rp 8,787	Rp 8,710
The Company
TAXATION
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
Subsidiaries
TAXATION
Applicable tax rate	22.00%	22.00%	22.00%	22.00%